Inventories	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2020			2019			2018
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,051	(76)	975	1,163	(76)	1,087	1,099	(83)	1,016
Work in process	5,398	(542)	4,856	5,104	(582)	4,522	4,637	(549)	4,088
Finished goods	2,739	(218)	2,521	2,629	(244)	2,385	2,533	(160)	2,373
Total	9,188	(836)	8,352	8,896	(902)	7,994	8,269	(792)	7,477
Allowances include write-downs of products on hand pending marketing approval.
Inventories pledged as security for liabilities amounted to €17 million as of December 31, 2020 (versus €15 million as of December 31, 2019 and €18 million as of December 31, 2018).